Other Income (Tables)	12 Months Ended
Dec. 31, 2016
Other Income [Abstract]
Schedule Of Other Income

Other income consisted of the following for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016		2015		2014
Management fees	$18,298		$23,094		$23,867
Interest and other income	127,688	(a)	89,582	(b)	80,624	(c)
	$145,986		$112,676		$104,491

(a)

Includes income from net insurance proceeds of $54.2 million, lease terminations of $63.2 million and a gain related to the repayment of a note receivable earlier than expected of $27.7 million. In addition, we incurred an expense of $36.0 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 26—AeroTurbine restructuring.

(b)

Includes income from net insurance proceeds of $16.2 million and the settlement of asset value guarantees of $22.6 million. In addition, we incurred an expense of $38.7 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing. Please refer to Note 26—AeroTurbine restructuring.

(c)	Includes a $19.9 million gain from the sale of an investment accounted for under the equity method.